Commitments and Contingencies - Summary of Contractual Obligations (Parenthetical) (Detail) - USD ($) $ in Thousands			1 Months Ended	6 Months Ended
	Sep. 17, 2020	Jul. 30, 2020	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Aug. 04, 2020
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture				$ 7,500	$ 51,491
Senior secured credit facility early true up amount				100,000
Line of credit additional borrowing capacity				30,000
Subsequent Event [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Senior secured credit facility early true up amount		$ 34,000				$ 34,000
Marine Export Terminal capital contributions [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture				$ 133,000
Remaining contributions required		14,200
Marine Export Terminal capital contributions [Member] | Subsequent Event [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture		7,500	$ 7,500
Remaining contributions required		$ 6,700
2020 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Debt instrument description of maturity date				September 2025
Long term debt fixed interest rate				8.00%
Senior Secured Term Facilities And Revolving Facilities Amendment [Member] | Subsequent Event [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Senior secured credit facility early true up amount						$ 34,000
Revolving Credit Facility Amended [Member] | Subsequent Event [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Senior secured credit facility early true up amount	$ 210,000
Line of credit additional borrowing capacity	$ 30,000